Net Income (Loss) Per Share (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Schedule of Earnings Per Share, Basic and Diluted
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended June, 30	Six Months Ended June 30,
	2021	2021
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares Interest Income earned on marketable securities held in Trust Account	$15,703	$21,942
Net Earnings	$15,703	$21,942

Denominator: Weighted Average Redeemable Class A Ordinary Shares Redeemable Class A Ordinary Shares, Basic and Diluted	69,000,000	69,000,000

Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00	$0.00

Non-Redeemable Class B Ordinary Shares
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	$(17,630,095)	$142,994,465
Redeemable Net Earnings	(15,703)	(21,942)

Non-Redeemable Net Income (Loss)	$(17,645,798)	$142,972,523

Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	17,250,000	17,250,000

Earnings (loss)/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(1.02)	$8.29

Note: As of June 30, 2021, basic and diluted shares are the same as there are no non-redeemable
securities that are dilutive to the shareholders.

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from July 3, 2020 (inception) Through December 31, 2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$—

Net Earnings	$—

Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	69,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00

Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(185,775,870)
Redeemable Net Earnings	$—

Non-Redeemable Net Loss	$(185,775,870)

Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	16,748,571
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(11.09)

Cypress Holdings Inc And Subsidiaries [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth a reconciliation of the numerator and denominator used to compute basic earnings per share of common stock (in thousands, except for share and per share data).

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Numerator
Net income (loss)	$3,816	$(1,961)	$(1,268)	$(27,213)

Denominator
Weighted average shares of common stock - basic	1,484,156	1,480,262	1,483,634	1,479,918
Dilutive effect of stock options	53,611	—	—	—

Weighted average shares of common stock - diluted	1,537,767	1,480,262	1,483,634	1,479,918

Net income (loss) per share:
Basic	$2.57	$(1.32)	$(0.85)	$(18.39)
Diluted	$2.48	$(1.32)	$(0.85)	$(18.39)

The following table sets forth a reconciliation of the numerator and denominator used to compute basic earnings per share of common stock (in thousands, except for share and per share data).

	Year ended December 31,
	2020	2019	2018
Numerator
Net loss	$(16,876)	$(210,340)	$(55,031)

Denominator
Weighted average shares of common stock - basic and diluted	1,480,296	1,478,350	1,478,373
Net loss per share - basic and diluted	$(11.40)	$(142.28)	$(37.22)